Significant Accounting Policies (Details) - ILS (₪) ₪ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Non-current assets:
Right-of-use assets	₪ 1,299
Current liabilities:
Lease liabilities	468
Non-current liabilities:
Lease liabilities	4,589	₪ 1,816
As presented according to IFRS 16 [Member]
Non-current assets:
Right-of-use assets	1,613
Current liabilities:
Lease liabilities	489
Non-current liabilities:
Lease liabilities	1,124
The change [Member]
Non-current assets:
Right-of-use assets	1,613
Current liabilities:
Lease liabilities	489
Non-current liabilities:
Lease liabilities	1,124
According to the previous accounting policy [Member]
Non-current assets:
Right-of-use assets
Current liabilities:
Lease liabilities
Non-current liabilities:
Lease liabilities